                                          MARCH 23, 2001 SUPPLEMENT TO THE
                                          PRIMELITE ANNUITY PROSPECTUS
                                          DATED MAY 1, 2000

THE COVER PAGE OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

SMITH BARNEY INVESTMENT SERIES (FORMERLY CONCERT INVESTMENT SERIES)    TRAVELERS SERIES FUND INC.
     Select Government Portfolio                                           MFS Total Return Portfolio
     Select Growth and Income Portfolio                                    Smith Barney Aggressive Growth Portfolio
     Select Growth Portfolio                                               Smith Barney High Income Portfolio
     Select Mid Cap Portfolio                                              Smith Barney International Equity Portfolio
     Select Small Cap Portfolio (1)                                        Smith Barney Large Cap Value Portfolio
GREENWICH STREET SERIES FUND                                               Smith Barney Money Market Portfolio
     Appreciation Portfolio                                            THE TRAVELERS SERIES TRUST
SMITH BARNEY ALLOCATION SERIES INC. (FORMERLY SMITH                        MFS Mid Cap Growth Portfolio
BARNEY CONCERT ALLOCATION SERIES)                                          MFS Research Portfolio
     Select Balanced Portfolio (2)                                         Social Awareness Stock Portfolio
     Select Conservative Portfolio (2)                                 VARIABLE ANNUITY PORTFOLIOS
     Select Growth Portfolio                                               CitiFunds Small Cap Growth VIP Portfolio (1)
     Select High Growth Portfolio
     Select Income Portfolio (2)

(1) On February 16, 2001, the Board of Trustees of Smith Barney Investment Series approved a merger and reorganization plan. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of Select Small Cap Portfolio, a series of Smith Barney Investment Series, will merge into CitiFunds Small Cap Growth VIP Portfolio, a series of Variable Annuity Portfolios. Therefore, as of April 27, 2001, Select Small Cap Portfolio will no longer be available as a funding option.

(2) On February 12, 2001, the Board of Directors of Smith Barney Allocation Series Inc. approved a merger and reorganization plan. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of Select Conservative Portfolio and Select Income Portfolio, both series of Smith Barney Allocation Series Inc., will merge into Select Balanced Portfolio, a series of Smith Barney Allocation Series Inc. Therefore, as of April 27, 2001, Select Conservative Portfolio and Select Income Portfolio will no longer be available as funding options.


THE FOLLOWING INFORMATION SUPPLEMENTS THE "FUNDING OPTION EXPENSES" AND THE "EXAMPLE" SECTIONS OF THE FEE TABLE:

       Effective April 27, 2001, all references to Select Small Cap Portfolio are deleted from the tables and replaced with CitiFunds Small Cap Growth VIP Portfolio, as listed below. Expenses shown in the tables below are based upon the fees and assets of CitiFunds Small Cap Growth VIP Portfolio, as of 12/31/99, and not the assets of the combined funds.

FUNDING OPTION EXPENSES:

                                                                                      TOTAL ANNUAL
                                                                         OTHER         OPERATING
                                                                       EXPENSES         EXPENSES
                                         MANAGEMENT FEE                 (AFTER           (AFTER
                                         (AFTER EXPENSE                 EXPENSE         EXPENSE
FUNDING OPTIONS:                         REIMBURSEMENT)  12B-1 FEES  REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PORTFOLIOS
  CitiFunds Small Cap Growth VIP
   Portfolio                                 0.75%                       0.15%          0.90% (7)

(7) Fee waivers and expense reimbursements reduced expenses for the period ended 12/31/99. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 9.40%.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

---------------------------------------------------------------------------------------------------------------
                               IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                     END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN**:
                              ---------------------------------------------------------------------------------
FUNDING OPTION                   1 YEAR    3 YEARS   5YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY PORTFOLIOS
  CitiFunds Small Cap Growth       94        143      176        269      24        73        126       269
  VIP Portfolio

       Effective April 27, 2001, all references to Select Conservative Portfolio and Select Income Portfolio are deleted from the tables. Expenses shown for Select Balanced Portfolio are based upon the fees and assets of that fund alone, as of 12/31/99, and not the assets of the combined funds.


THE FOLLOWING INFORMATION SUPPLEMENTS THE "FUNDING OPTIONS" SECTION:

       Effective April 27, 2001, all references to Select Small Cap Portfolio are deleted from this section and replaced with CitiFunds Small Cap Growth VIP Portfolio, as listed below.

THE FUNDING OPTIONS

            FUNDING                              INVESTMENT                                  INVESTMENT
            OPTION                               OBJECTIVE                               ADVISER/SUBADVISER

------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
  CitiFunds Small Cap Growth      The fund seeks long-term capital growth by      Citibank, N.A.
  VIP Portfolio                   investing in equity securities of U.S.
                                  companies with market capitalizations below
                                  the top 1,000 stocks of the equity market.
                                  Under normal circumstances, at least 65% of
                                  the fund's total assets will be invested in
                                  such companies. Dividend income,
                                  if any, is incidental to this
                                  investment objective.


       Effective April 27, 2001, all references to Select Conservative Portfolio and Select Income Portfolio are deleted from this section.




L-12937                                                           March 23, 2001